Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities
Net profit (loss)	€ (101,221)	€ (65,144)		€ (79,521)	[1],[2]
Adjustments for:
+ Depreciation and amortization on tangible and intangible assets	3,559	3,263
+ Impairment and provision for litigation	3,015	357
+ Expenses related to share-based compensation	1,236	1,657
- Gain on disposal of property, plant and equipment	80	(19)
+ Net finance expenses (revenue)	10,335	11,437
+ Income tax expense (benefit)	(428)	(576)
+ Other non-cash items including Research Tax Credit litigation	(1,818)	1,702
Operating cash flows before change in working capital	(85,242)	(47,324)
Change in:
Decrease (increase) in trade receivables and other assets	318	(1,640)
(Decrease) increase in trade payables and other liabilities	(11,447)	1,284
Change in working capital	(11,129)	(356)
Net cash flows used in operating activities	(96,371)	(47,680)
Cash flows from investment activities
- Acquisition of property, plant and equipment	(900)	(2,030)
+ Proceeds from disposal of / reimbursement of property, plant and equipment		2,517
- Acquisition of financial instruments	(66)	(160)
Net cash flows provided by (used in ) investment activities	(966)	327
Cash flows from financing activities
+ Proceeds from issue of share capital (net)	7	126,486
+ Proceeds from subscription / exercise of share warrants		43
- Repayments of loans and borrowings	207	(6)
- Payments of lease debts	(2,150)	(1,877)
- Financial interests paid (including finance lease)	(7,762)	(7,785)
+ Financial interests received	1,442
Net cash flows provided by (used in ) financing activities	(8,256)	116,860
Increase (decrease) in cash and cash equivalents	(105,593)	69,508
Cash and cash equivalents at the beginning of the period	276,748	207,240	[3]
Effects of exchange rate changes on cash	(126)
Cash and cash equivalents at the end of the period	€ 171,029	276,748		207,240	[3]
Previously stated
Cash flows from operating activities
Net profit (loss)				(79,521)
Adjustments for:
+ Depreciation and amortization on tangible and intangible assets				1,819
+ Impairment and provision for litigation				(208)
+ Expenses related to share-based compensation				787
- Gain on disposal of property, plant and equipment				(2)
+ Net finance expenses (revenue)				10,971
+ Income tax expense (benefit)				(354)
+ Other non-cash items including Research Tax Credit litigation				0
Operating cash flows before change in working capital				(66,507)
Change in:
Decrease (increase) in trade receivables and other assets				(724)
(Decrease) increase in trade payables and other liabilities				11,056
Change in working capital				10,332
Income tax paid				93
Net cash flows used in operating activities				(56,081)
Cash flows from investment activities
- Acquisition of property, plant and equipment				(2,938)
+ Proceeds from disposal of / reimbursement of property, plant and equipment				3
- Acquisition of financial instruments				(1,050)
Net cash flows provided by (used in ) investment activities				(3,986)
Cash flows from financing activities
+ Proceeds from subscription / exercise of share warrants				37
+ Proceeds from new loans and borrowings net of issue costs				1,800
- Repayments of loans and borrowings				(2,000)
- Financial interests paid (including finance lease)				(6,351)
Net cash flows provided by (used in ) financing activities				(6,514)
Increase (decrease) in cash and cash equivalents				(66,580)
Cash and cash equivalents at the beginning of the period		€ 207,240		273,820
Cash and cash equivalents at the end of the period				€ 207,240

[1]	The Group applied IFRS16 ”Leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2018 has not been restated . The impact of this application is presented in note 4.7
[2]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of the application is presented in note 4.7
[3]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.